Equity Activity	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Equity Activity	EQUITY ACTIVITY
The authorized capital stock of IBM consists of (i) 4,687,500,000 shares of common stock with a $0.20 per share par value, of which 926,290,070 shares were outstanding at December 31, 2024, and (ii) 150,000,000 shares of preferred stock with a $0.01 per share par value, whereby 75,000,000 shares have been designated as Series A Preferred Stock, of which 57,916,244 shares of Series A Preferred Stock were issued to a wholly owned subsidiary of the company but were not outstanding at December 31, 2024. The company does not intend to issue or transfer any shares of Series A Preferred Stock to any third parties.
Stock Repurchases
The Board of Directors authorizes the company to repurchase IBM common stock. The company suspended its share repurchase program at the time of the Red Hat acquisition in 2019. At December 31, 2024, $2,008 million of Board common stock repurchase authorization was available.
Other Stock Transactions
The company issued the following shares of common stock as part of its stock-based compensation plans and employees stock purchase plan: 12,253,153 shares in 2024, 9,794,240 shares in 2023, and 8,539,072 shares in 2022. The company issued 2,454,155 treasury shares in 2024, 2,080,983 treasury shares in 2023, and 2,512,300 treasury shares in 2022, as a result of restricted stock unit releases and exercises of stock options by employees of certain acquired businesses and by non-U.S. employees. Also, as part of the company’s stock-based compensation plans, 3,430,885 common shares at a cost of $651 million, 2,953,554 common shares at a cost of $402 million, and 3,027,994 common shares at a cost of $407 million in 2024, 2023 and 2022, respectively, were remitted by employees to the company in order to satisfy minimum statutory tax withholding requirements. These amounts are included in the treasury stock balance in the Consolidated Balance Sheet and the Consolidated Statement of Equity.
Reclassifications and Taxes Related to Items of Other Comprehensive Income

($ in millions)
For the year ended December 31, 2024:	Before Tax Amount	Tax (Expense)/ Benefit	Net of Tax Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$301	$(324)	$(23)
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$2	$0	$1
Reclassification of (gains)/losses to other (income) and expense	—	—	—
Total net changes related to available-for-sale securities	$2	$0	$1
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$389	$(113)	$276
Reclassification of (gains)/losses to:
Cost of services	(22)	6	(16)
Cost of sales	(40)	13	(27)
Cost of financing	6	(2)	5
SG&A expense	(16)	5	(11)
Other (income) and expense	125	(32)	94
Interest expense	31	(8)	24
Total unrealized gains/(losses) on cash flow hedges	$474	$(130)	$343
Retirement-related benefit plans (1)
Prior service costs/(credits)	$(56)	$11	$(45)
Net (losses)/gains arising during the period	70	(65)	6
Curtailments and settlements	3,159	(719)	2,441
Amortization of prior service (credits)/costs	(7)	2	(5)
Amortization of net (gains)/losses	975	(201)	775
Total retirement-related benefit plans	$4,142	$(971)	$3,171
Other comprehensive income/(loss)	$4,919	$(1,426)	$3,492
(1)These AOCI components are included in the computation of net periodic pension cost and include the impact of pension settlement charges of $3.1 billion ($2.4 billion net of tax). Refer to note U, “Retirement-Related Benefits,” for additional information.

($ in millions)
For the year ended December 31, 2023:	Before Tax Amount	Tax (Expense)/ Benefit	Net of Tax Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$3	$100	$103
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$0	$0	$0
Reclassification of (gains)/losses to other (income) and expense	—	—	—
Total net changes related to available-for-sale securities	$0	$0	$0
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$207	$(63)	$144
Reclassification of (gains)/losses to:
Cost of services	5	(1)	5
Cost of sales	(22)	8	(14)
Cost of financing	14	(3)	10
SG&A expense	(12)	4	(8)
Other (income) and expense	(209)	53	(157)
Interest expense	66	(17)	49
Total unrealized gains/(losses) on cash flow hedges	$47	$(19)	$28
Retirement-related benefit plans (1)
Prior service costs/(credits)	$2	$0	$2
Net (losses)/gains arising during the period	(3,115)	536	(2,579)
Curtailments and settlements	5	(1)	4
Amortization of prior service (credits)/costs	(9)	3	(6)
Amortization of net (gains)/losses	515	(88)	427
Total retirement-related benefit plans	$(2,602)	$450	$(2,152)
Other comprehensive income/(loss)	$(2,552)	$531	$(2,021)
(1)These AOCI components are included in the computation of net periodic pension cost. Refer to note U, “Retirement-Related Benefits,” for additional information.
Accumulated Other Comprehensive Income/(Loss) (net of tax)

($ in millions)
For the year ended December 31, 2022:	Before Tax Amount	Tax (Expense)/ Benefit	Net of Tax Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$176	$(406)	$(229)
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$(1)	$0	$(1)
Reclassification of (gains)/losses to other (income) and expense	—	—	—
Total net changes related to available-for-sale securities	$(1)	$0	$(1)
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$241	$(64)	$178
Reclassification of (gains)/losses to:
Cost of services	(24)	6	(18)
Cost of sales	(99)	28	(70)
Cost of financing	24	(6)	18
SG&A expense	(38)	11	(28)
Other (income) and expense	(349)	88	(261)
Interest expense	86	(22)	64
Total unrealized gains/(losses) on cash flow hedges	$(158)	$41	$(117)
Retirement-related benefit plans (1)
Prior service costs/(credits)	$463	$(99)	$364
Net (losses)/gains arising during the period	878	(183)	695
Curtailments and settlements	5,970	(1,490)	4,480
Amortization of prior service (credits)/costs	12	(3)	9
Amortization of net (gains)/losses	1,596	(304)	1,293
Total retirement-related benefit plans	$8,919	$(2,078)	$6,841
Other comprehensive income/(loss)	$8,936	$(2,442)	$6,494
(1)These AOCI components are included in the computation of net periodic pension cost and include the impact of a pension settlement charge of $5.9 billion ($4.4 billion net of tax). Refer to note U, “Retirement-Related Benefits,” for additional information.

($ in millions)
	Net Unrealized Gains/(Losses) on Cash Flow Hedges	Foreign Currency Translation Adjustments (1)	Net Change Retirement- Related Benefit Plans	Net Unrealized Gains/(Losses) on Available- For-Sale Securities	Accumulated Other Comprehensive Income/(Loss)
December 31, 2021	$(18)	$(3,362)	$(19,854)	$(1)	$(23,234)
Other comprehensive income before reclassifications	178	(229)	1,059	(1)	1,007
Amount reclassified from accumulated other comprehensive income (2)	(295)	—	5,782	—	5,487
Total change for the period	(117)	(229)	6,841	(1)	6,494
December 31, 2022	(135)	(3,591)	(13,013)	(1)	(16,740)
Other comprehensive income before reclassifications	144	103	(2,577)	0	(2,331)
Amount reclassified from accumulated other comprehensive income	(115)	—	425	—	310
Total change for the period	28	103	(2,152)	0	(2,021)
December 31, 2023	(106)	(3,488)	(15,165)	(1)	(18,761)
Other comprehensive income before reclassifications	276	(23)	(39)	1	215
Amount reclassified from accumulated other comprehensive income (3)	67	—	3,210	—	3,278
Total change for the period	343	(23)	3,171	1	3,492
December 31, 2024	$237	$(3,512)	$(11,994)	$0	$(15,269)
(1)Foreign currency translation adjustments are presented gross except for any associated hedges which are presented net of tax.
(2)Net change in retirement-related benefit plans includes the impact of a pension settlement charge of $5.9 billion ($4.4 billion net of tax). Refer to note U, “Retirement-Related Benefits,” for additional information.
(3)Net change in retirement-related benefit plans includes the impact of pension settlement charges of $3.1 billion ($2.4 billion net of tax). Refer to note U, “Retirement-Related Benefits,” for additional information.